Finance income (Tables)	12 Months Ended
Dec. 31, 2023
Finance income
Summary of finance income

	Years Ended December 31,
in €‘000	2023	2022	2021
Interest income	7,683	5,250	5,179
Other finance income	5,165	—	118
Total	12,848	5,250	5,297